Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

October 17, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to make material changes to the principal investment strategies of the Unlimited HFEQ Equity Long/Short Return Tracker ETF, Unlimited HFGM Global Macro Return Tracker ETF, Unlimited HFEV Event Driven Return Tracker ETF, Unlimited HFFI Fixed Income Return Tracker ETF, Unlimited HFEM Emerging Markets Return Tracker ETF, Unlimited HFMF Managed Futures Return Tracker ETF and Unlimited Ultra HFND Multi-Strategy Return Tracker ETF, is Post-Effective Amendment No. 232 under the 1933 Act and Amendment No. 233 (the “Amendment”) under the 1940 Act to the Trust’s Registration Statement on Form N-1A. As reflected in the Amendment, the Trust intends to update the names of each Fund to more accurately align with their revised strategies as follows:

●	Unlimited HFEQ Equity Long/Short ETF
●	Unlimited HFGM Global Macro ETF
●	Unlimited HFEV Event Driven ETF
●	Unlimited HFFI Fixed Income ETF
●	Unlimited HFEM Emerging Markets ETF
●	Unlimited HFMF Managed Futures ETF
●	Unlimited Ultra HFND Multi-Strategy ETF
●	Unlimited Low-Beta HFND Multi-Strategy ETF

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC